UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, LLC
Address: 100 Summit Lake Drive
         Valhalla, NY 10595

Form 13F File Number: 028-14257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce Rubin
Title:   Chief Operating Officer and Chief Compliance Officer
Phone:   914-741-5600

Signature, Place, and Date of Signing:

        /s/ Bruce Rubin         Valhalla, New York      5/16/11
        ---------------         ------------------      -------
         [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     164

Form 13F Information Table Value Total:     $4,607,432 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number        Name
1        28-11493                    Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, LLC
March 31, 2011

                                TITLE OF                       VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS               CUSIP      (X$1000) PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
----------------------------    ------------------  --------   -------- ---------- ---  ----- ----------  --------  ---- ------ ----
99 Cents Only Stores                 COM            65440K106    7,393      377,200  SH       (a) Sole              Sole
99 Cents Only Stores                 COM            65440K106      447       22,800  SH       (b) Other   1         Sole
99 Cents Only Stores                 COM            65440K106    7,393        3,772  SH  PUT  (a) Sole              Sole
99 Cents Only Stores                 COM            65440K106      447          228  SH  PUT  (b) Other   1         Sole
Advanced Micro Devices Inc.     NOTE 5.75% 8/1      007903AN7      539      520,000 PRN       (a) Sole              Sole
AirTran Holdings, Inc.               COM            00949P108   56,116    7,532,400  SH       (a) Sole              Sole
AirTran Holdings, Inc.               COM            00949P108    1,990      267,100  SH       (b) Other   1         Sole
Alberto-Culver Company               COM            013078100  181,318    4,864,984  SH       (a) Sole              Sole
Alberto-Culver Company               COM            013078100    8,667      232,548  SH       (b) Other   1         Sole
American Electric Power Co.
  Inc.                               COM            025537101    2,889       82,200  SH       (a) Sole              Sole
American Electric Power Co.
  Inc.                               COM            025537101    2,889          822  SH  PUT  (a) Sole              Sole
AT&T Inc.                            COM            00206R102   76,794    2,509,600  SH       (a) Sole              Sole
AT&T Inc.                            COM            00206R102    1,888       61,700  SH       (b) Other   1         Sole
AT&T Inc.                            COM            00206R102   76,794       25,096  SH  PUT  (a) Sole              Sole
AT&T Inc.                            COM            00206R102    1,888          617  SH  PUT  (b) Other   1         Sole
Atheros Communications, Inc.         COM            04743P108   41,357      926,240  SH       (a) Sole              Sole
Atheros Communications, Inc.         COM            04743P108    1,732       38,800  SH       (b) Other   1         Sole
Beckman Coulter, Inc.                COM            075811109  125,759    1,513,896  SH       (a) Sole              Sole
Beckman Coulter, Inc.                COM            075811109    2,592       31,200  SH       (b) Other   1         Sole
Big Lots, Inc.                       COM            089302103   51,339    1,182,100  SH       (a) Sole              Sole
Big Lots, Inc.                       COM            089302103    1,881       43,300  SH       (b) Other   1         Sole
Big Lots, Inc.                       COM            089302103   51,339       11,821  SH  PUT  (a) Sole              Sole
Big Lots, Inc.                       COM            089302103    1,881          433  SH  PUT  (b) Other   1         Sole
BJ's Wholesale Club, Inc.            COM            05548J106   61,191    1,253,400  SH       (a) Sole              Sole
BJ's Wholesale Club, Inc.            COM            05548J106      840       17,200  SH       (b) Other   1         Sole
BJ's Wholesale Club, Inc.            COM            05548J106   61,191       12,534  SH  PUT  (a) Sole              Sole
BJ's Wholesale Club, Inc.            COM            05548J106      840          172  SH  PUT  (b) Other   1         Sole
Bucyrus International Inc.           COM            118759109  276,677    3,025,447  SH       (a) Sole              Sole
Bucyrus International Inc.           COM            118759109    6,036       66,000  SH       (b) Other   1         Sole
Cephalon Inc.                        COM            156708109   21,855      288,400  SH       (a) Sole              Sole
Cephalon Inc.                        COM            156708109      879       11,600  SH       (b) Other   1         Sole
Cephalon Inc.                        COM            ceph 110    21,855        2,884  SH  PUT  (a) Sole              Sole
Cephalon Inc.                        COM            ceph 110       879          116  SH  PUT  (b) Other   1         Sole
Citigroup Inc.                       COM            172967101    2,873      650,000  SH       (a) Sole              Sole
Comcast Corporation New            CL A SPL         20030N200   70,210    3,023,700  SH       (a) Sole              Sole
Comcast Corporation New            CL A SPL         20030N200    2,171       93,500  SH       (b) Other   1         Sole
Danvers Bancorp, Inc.                COM            236442109   16,065      750,000  SH       (a) Sole              Sole
Dillard's, Inc.                      CL A           254067101   38,696      964,500  SH       (a) Sole              Sole
Dillard's, Inc.                      CL A           254067101    1,424       35,500  SH       (b) Other   1         Sole
Dillard's, Inc.                      CL A           254067101   38,696        9,645  SH  PUT  (a) Sole              Sole
Dillard's, Inc.                      CL A           254067101    1,424          355  SH  PUT  (b) Other   1         Sole
Dionex Corporation                   COM            254546104   23,161      196,200  SH       (a) Sole              Sole
Dionex Corporation                   COM            254546104      449        3,800  SH       (b) Other   1         Sole
Discovery Communications, Inc.
  New                             COM SER C         25470F302   12,063      342,600  SH       (a) Sole              Sole
Discovery Communications, Inc.
  New                             COM SER C         25470F302      697       19,800  SH       (b) Other   1         Sole
Dollar Thrifty Automotive
  Group, Inc.                        COM            256743105  149,522    2,240,701  SH       (a) Sole              Sole
Dollar Thrifty Automotive
  Group, Inc.                        COM            256743105    3,444       51,611  SH       (b) Other   1         Sole
Eaton Vance Floating-Rate Iinc.      COM            278279104      862       52,275  SH       (a) Sole              Sole
EMC Corp. Mass.                      COM            268648102    6,043      227,600  SH       (a) Sole              Sole
EMC Corp. Mass.                      COM            268648102      595       22,400  SH       (b) Other   1         Sole
Emergency Medical Services
  Corporation                        CL A           29100P102   59,620      937,571  SH       (a) Sole              Sole
Emergency Medical Services
  Corporation                        CL A           29100P102    1,037       16,300  SH       (b) Other   1         Sole
EXCO Resources Inc.                  COM            269279402   79,880    3,866,414  SH       (a) Sole              Sole
EXCO Resources Inc.                  COM            269279402    2,045       98,988  SH       (b) Other   1         Sole
Family Dollar Stores, Inc.           COM            307000109   46,855      913,000  SH       (a) Sole              Sole
Family Dollar Stores, Inc.           COM            307000109    1,386       27,000  SH       (b) Other   1         Sole
Family Dollar Stores, Inc.           COM            307000109   46,855        9,130  SH  PUT  (a) Sole              Sole
Family Dollar Stores, Inc.           COM            307000109    1,386          270  SH  PUT  (b) Other   1         Sole
Fortune Brands, Inc.                 COM            349631101   47,711      770,900  SH       (a) Sole              Sole
Fortune Brands, Inc.                 COM            349631101    1,176       19,000  SH       (b) Other   1         Sole
Fortune Brands, Inc.                 COM            349631101   47,711        7,709  SH  PUT  (a) Sole              Sole
Fortune Brands, Inc.                 COM            349631101    1,176          190  SH  PUT  (b) Other   1         Sole
Fronteer Gold, Inc.                  CON            359032109   57,695    3,815,500  SH       (a) Sole              Sole
Fronteer Gold, Inc.                  COM            359032109    1,754      116,000  SH       (b) Other   1         Sole
General Mills, Inc.                  COM            370334104    2,522       69,000  SH       (a) Sole              Sole
General Mills, Inc.                  COM            370334104    2,522          690  SH  PUT  (a) Sole              Sole
Genzyme Corporation                  COM            372917104  222,633    2,923,613  SH       (a) Sole              Sole
Genzyme Corporation                  COM            372917104    4,775       62,700  SH       (b) Other   1         Sole
Huntsman Corporation                 COM            447011107   54,924    3,160,200  SH       (a) Sole              Sole
Huntsman Corporation                 COM            447011107    1,898      109,200  SH       (b) Other   1         Sole
Huntsman Corporation                 COM            447011107   40,405       23,248  SH  PUT  (a) Sole              Sole
Huntsman Corporation                 COM            447011107    1,297          746  SH  PUT  (b) Other   1         Sole
iShares Trust                   NASDQ BIO INDX      464287556    6,683          667  SH  PUT  (a) Sole              Sole
iShares Trust                   NASDQ BIO INDX      464287556      200           20  SH  PUT  (b) Other   1         Sole
ITT Corporation                      COM            450911102   95,804    1,595,400  SH       (a) Sole              Sole
ITT Corporation                      COM            450911102    2,282       38,000  SH       (b) Other   1         Sole
Lubrizol Corporation                 COM            549271104  200,004    1,493,010  SH       (a) Sole              Sole
Lubrizol Corporation                 COM            549271104    4,380       32,700  SH       (b) Other   1         Sole
Marriott International Inc.
  New                                CL A           571903202   20,597      578,900  SH       (a) Sole              Sole
Marriott International Inc.
  New                                CL A           571903202      751       21,100  SH       (b) Other   1         Sole
Marriott International Inc.
  New                                CL A           571903202   20,597        5,789  SH  PUT  (a) Sole              Sole
Marriott International Inc.
  New                                CL A           571903202      751          211  SH  PUT  (b) Other   1         Sole
Marshall & Ilsley Corporation
  New                                COM            571837103  170,769   21,372,900  SH       (a) Sole              Sole
Marshall & Ilsley Corporation
  New                                COM            571837103    3,619      452,900  SH       (b) Other   1         Sole
Massey Energy Company                COM            576206106  227,413    3,326,700  SH       (a) Sole              Sole
Massey Energy Company                COM            576206106    6,720       98,300  SH       (b) Other   1         Sole
Massey Energy Company                COM            576206106   63,465        9,284  SH  PUT  (a) Sole              Sole
Massey Energy Company                COM            576206106    2,844          416  SH  PUT  (b) Other   1         Sole
McDonald's Corporation               COM            580135101    6,468       85,000  SH       (a) Sole              Sole
McDonald's Corporation               COM            580135101    6,468          850  SH  PUT  (a) Sole              Sole
Merck & Co. Inc. New                 COM            58933Y105    2,496       75,600  SH       (a) Sole              Sole
Merck & Co. Inc. New                 COM            58933Y105    2,014          610  SH  PUT  (a) Sole              Sole
Nationwide Health Properties,
  Inc.                               COM            638620104   37,209      874,900  SH       (a) Sole              Sole
Nationwide Health Properties,
  Inc.                               COM            638620104    1,068       25,100  SH       (b) Other   1         Sole
Nationwide Health Properties,
  Inc.                               COM            638620104   37,209        8,749  SH  PUT  (a) Sole              Sole
Nationwide Health Properties,
  Inc.                               COM            638620104    1,068          251  SH  PUT  (b) Other   1         Sole
NewAlliance Bancshares Inc.          COM            650203102   10,548      710,751  SH       (a) Sole              Sole
News Corporation                     CL A           65248E104    9,645      549,250  SH       (a) Sole              Sole
News Corporation                     CL A           65248E104      192       10,950  SH       (b) Other   1         Sole
Nicor Inc.                           COM            654086107    3,311       61,650  SH       (a) Sole              Sole
Nicor Inc.                           COM            654086107       67        1,250  SH       (b) Other   1         Sole
Novell, Inc.                         COM            670006105   67,664   11,410,400  SH       (a) Sole              Sole
Novell, Inc.                         COM            670006105    1,716      289,400  SH       (b) Other   1         Sole
NYSE Euronext                        COM            629491101  114,239    3,248,200  SH       (a) Sole              Sole
NYSE Euronext                        COM            629491101    3,253       92,500  SH       (b) Other   1         Sole
NYSE Euronext                        COM            629491101   47,564       13,524  SH  PUT  (a) Sole              Sole
NYSE Euronext                        COM            629491101    1,498          426  SH  PUT  (b) Other   1         Sole
Pfizer Inc.                          COM            717081103    1,422       70,000  SH       (a) Sole              Sole
Pfizer Inc.                          COM            717081103    1,422          700  SH  PUT  (a) Sole              Sole
Powershares Global ETF Fund     S&P 500 BUYWRT      73936G308    1,415       66,956  SH       (a) Sole              Sole
Pride International, Inc. Del.       COM            74153Q102   97,131    2,261,500  SH       (a) Sole              Sole
Pride International, Inc. Del.       COM            74153Q102    1,989       46,300  SH       (b) Other   1         Sole
Progress Energy Inc.                 COM            743263105   33,345      722,700  SH       (a) Sole              Sole
Progress Energy Inc.                 COM            743263105    1,260       27,300  SH       (b) Other   1         Sole
Progress Energy Inc.                 COM            743263105   18,087        3,920  SH  PUT  (a) Sole              Sole
Progress Energy Inc.                 COM            743263105      369           80  SH  PUT  (b) Other   1         Sole
ProLogis                          SH BEN INT        743410102   44,786    2,802,600  SH       (a) Sole              Sole
ProLogis                          SH BEN INT        743410102      917       57,400  SH       (b) Other   1         Sole
ProLogis                          SH BEN INT        743410102   44,786       28,026  SH  PUT  (a) Sole              Sole
ProLogis                          SH BEN INT        743410102      917          574  SH  PUT  (b) Other   1         Sole
Quicksilver Resources Inc.           COM            74837R104   49,110    3,431,900  SH       (a) Sole              Sole
Quicksilver Resources Inc.           COM            74837R104      975       68,100  SH       (b) Other   1         Sole
Quicksilver Resources Inc.           COM            74837R104   49,110       34,319  SH  PUT  (a) Sole              Sole
Quicksilver Resources Inc.           COM            74837R104      975          681  SH  PUT  (b) Other   1         Sole
Qwest Communications
  International Inc.                 COM            749121109  262,362   38,301,028  SH       (a) Sole              Sole
Qwest Communications
  International Inc.                 COM            749121109    5,565      812,402  SH       (b) Other   1         Sole
RehabCare Group, Inc.                COM            759148109   42,821    1,161,400  SH       (a) Sole              Sole
RehabCare Group, Inc.                COM            759148109      870       23,600  SH       (b) Other   1         Sole
Retail Ventures, Inc.                COM            76128Y102      414       24,000  SH       (b) Other   1         Sole
Rio Tinto plc                   SPOMSORED ADR       767204100   23,261      327,071  SH       (a) Sole              Sole
Rio Tinto plc                   SPOMSORED ADR       767204100    1,351       19,000  SH       (b) Other   1         Sole
Sara Lee Corp.                       COM            803111103   44,620    2,525,200  SH       (a) Sole              Sole
Sara Lee Corp.                       COM            803111103    2,569      145,400  SH       (b) Other   1         Sole
Sara Lee Corp.                       COM            803111103   37,296       21,107  SH  PUT  (a) Sole              Sole
Sara Lee Corp.                       COM            803111103    1,578          893  SH  PUT  (b) Other   1         Sole
Savient Pharmaceuticals Inc.         COM            80517Q100    7,242      683,200  SH       (a) Sole              Sole
Savient Pharmaceuticals Inc.         COM            80517Q100      556       52,500  SH       (b) Other   1         Sole
Seagate Technology  plc              SHS            G7945M107   57,578    3,998,455  SH       (a) Sole              Sole
Seagate Technology  plc              SHS            G7945M107    1,514      105,145  SH       (b) Other   1         Sole
Seagate Technology  plc              SHS            G7945M107   29,601       20,556  SH  PUT  (a) Sole              Sole
Seagate Technology  plc              SHS            G7945M107      720          500  SH  PUT  (b) Other   1         Sole
Select  Sector SPDR Trust        SBI INT-TECH       81369Y803    5,932        2,276  SH  PUT  (a) Sole              Sole
Select Sector SPDR Trust        SBI INT-ENERGY      81369Y506    6,874          862  SH  PUT  (a) Sole              Sole
Select Sector SPDR Trust        SBI INT-ENERGY      81369Y506      160           20  SH  PUT  (b) Other   1         Sole
Select Sector SPDR Trust        SBI MATERIALS       81369Y100    2,569          642  SH  PUT  (a) Sole              Sole
Select Sector SPDR Trust        SBI MATERIALS       81369Y100      240           60  SH  PUT  (b) Other   1         Sole
Select Sector SPDR Trust         SBI INT-TECH       81369Y100      584          224  SH  PUT  (b) Other   1         Sole
Smurfit-Stone Container
  Corporation                        COM            83272A104  103,686    2,682,700  SH       (a) Sole              Sole
Smurfit-Stone Container
  Corporation                        COM            83272A104    2,601       67,300  SH       (b) Other   1         Sole
SPDR S&P 500 ETF Tr                TR UNIT          78462F103   90,957        6,860  SH  PUT  (a) Sole              Sole
SPDR S&P 500 ETF Tr                TR UNIT          78462F103    1,856          140  SH  PUT  (b) Other   1         Sole
Sterling Bancshares, Inc.            COM            858907108   13,722    1,593,700  SH       (a) Sole              Sole
SunPower Corp.                     COM CL B         867652307    8,537      512,097  SH       (a) Sole              Sole
SunPower Corp.                     COM CL B         867652307      267       16,000  SH       (b) Other   1         Sole
Talecris Biotherapeutics
  Holdings Corp.                     COM            874227101    4,191      156,395  SH       (a) Sole              Sole
Talecris Biotherapeutics
  Holdings Corp.                     COM            874227101      828       30,900  SH       (b) Other   1         Sole
Terremark Worldwide, Inc.          COM NEW          881448203   15,934      838,630  SH       (a) Sole              Sole
Terremark Worldwide, Inc.          COM NEW          881448203    1,395       73,410  SH       (b) Other   1         Sole
Verigy Ltd.                          SHS            Y93691106   31,808    2,257,470  SH       (a) Sole              Sole
Verigy Ltd.                          SHS            Y93691106    2,171      154,100  SH       (b) Other   1         Sole
Verizon Communications Inc.          COM            92343V104    3,052       79,200  SH       (a) Sole              Sole
Verizon Communications Inc.          COM            92343V104    3,122          810  SH  PUT  (a) Sole              Sole
Wal-Mart Stores Inc.                 COM            931142103    2,602       50,000  SH       (a) Sole              Sole
Wal-Mart Stores Inc.                 COM            931142103    2,602          500  SH  PUT  (a) Sole              Sole

Total                                                        4,607,432